Debt securities - Movements in unrealised gains and losses (Details) £ in Millions	6 Months Ended
	Jun. 30, 2019 ₫ / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 ฿ / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 RM / £	Jun. 30, 2019 ₨ / £	Jun. 30, 2019 Rp / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 ¥ / £	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 ₫ / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 ฿ / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 RM / £	Jun. 30, 2018 ₨ / £	Jun. 30, 2018 Rp / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 ¥ / £
Available-for-sale securities
Available-for-sale debt securities at beginning of period										£ 40,849
Available-for-sale debt securities at end of period										44,178
Average rate	30,087.11	1.29	40.91	1.76	5.33	90.62	18,364.05	10.15	8.78		31,329.01	1.38	43.66	1.83	5.42	90.37	18,938.64	10.78	8.76
Jackson (US insurance operations)
Available-for-sale securities
Average rate | $ / £		1.29										1.38
Jackson (US insurance operations) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										40,849
Available-for-sale debt securities at end of period										44,178
Average rate | $ / £		1.2939
Jackson (US insurance operations) | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										41,263
Available-for-sale debt securities at end of period										41,931
Jackson (US insurance operations) | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										(414)
Foreign exchange translation reflected as part of movement in other comprehensive income										44
Changes in unrealised appreciation reflected as part of movement in other comprehensive income										2,617
Available-for-sale debt securities at end of period										2,247
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										24,405
Available-for-sale debt securities at end of period										2,290
Jackson (US insurance operations) | Assets fair valued at below book value | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										25,330
Available-for-sale debt securities at end of period										2,339
Jackson (US insurance operations) | Assets fair valued at below book value | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										(925)
Foreign exchange translation reflected as part of movement in other comprehensive income										14
Changes in unrealised appreciation reflected as part of movement in other comprehensive income										862
Available-for-sale debt securities at end of period										(49)
Jackson (US insurance operations) | Assets fair valued at or above book value | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										16,444
Available-for-sale debt securities at end of period										41,888
Jackson (US insurance operations) | Assets fair valued at or above book value | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										15,933
Available-for-sale debt securities at end of period										39,592
Jackson (US insurance operations) | Assets fair valued at or above book value | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										511
Foreign exchange translation reflected as part of movement in other comprehensive income										30
Changes in unrealised appreciation reflected as part of movement in other comprehensive income										1,755
Available-for-sale debt securities at end of period										£ 2,296